Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Compensation and benefits	$ 6,889	$ 8,747
Research and development costs	22,083	11,311
UCLB milestone and option	0	10
Professional fees	2,041	3,449
U.S. corporate income and local taxes	13	0
Other liabilities	334	150
Total accrued expenses and other liabilities	$ 31,360	$ 23,667